Property, Plant and Equipment (Tables)	1 Months Ended
Jun. 30, 2018
Successor [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment are presented at cost, net of accumulated depreciation, and consist of the following at June 30, 2018 (Successor) and December 31, 2017 (Predecessor) (in thousands):

	Estimated useful lives (years)	Successor June 30, 2018	Predecessor December 31, 2017
Buildings and leasehold improvements	5 to 25	$22,715	$33,127
Drilling rigs, plant and equipment	3 to 15	247,406	409,462
Furniture and fixtures	5	1,419	2,871
Office equipment and tools	3 to 6	39,459	6,822
Vehicles and cranes	5 to 8	3,742	8,977
Less: Accumulated depreciation and impairment	-	(3,237)	(212,023)
Land	-	5,266	9,380
Capital work in progress	-	7,609	5,653
Total		$324,379	$264,269